Income taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023 USD ($)
Income taxes
Deferred tax assets related to net operating loss carry forwards	¥ 320,122	¥ 282,098			$ 45,089
Aggregate undistributed earnings	2,531	2,531
Interest and penalties related to an uncertain tax position	¥ 0	¥ 0
Send Cloud
Income taxes
Preferential tax rate gross	15.00%	20.00%	15.00%
VIE
Income taxes
Deferred tax assets related to net operating loss carry forwards	¥ 320,122	¥ 282,098			$ 45,089
Hong Kong
Income taxes
Effective statutory enterprise income tax rate	16.50%
China
Income taxes
Effective statutory enterprise income tax rate	25.00%
Effective preferential income tax rate	15.00%	15.00%	15.00%	15.00%
Singapore
Income taxes
Effective statutory enterprise income tax rate	17.00%